Stockholders' Equity - Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exchange differences on translation [abstract]
Foreign currency translation result	$ 341	$ 88	$ (191)
Foreign exchange fluctuations from debt	(126)	19	120
Foreign exchange fluctuations from intercompany balances	(419)	(47)	(20)
Translation effects of foreign subsidiaries, net	$ (204)	$ 60	$ (91)